REMUNERATION TO AUDITORS APPOINTED AT THE PARENT COMPANY'S ANNUAL GENERAL MEETING (Tables)	12 Months Ended
Dec. 31, 2020
REMUNERATION TO AUDITORS APPOINTED AT THE PARENT COMPANY'S ANNUAL GENERAL MEETING
Schedule of auditor remuneration

USDm	2020	2019	2018
Audit fees
Fees payable to the Company’s auditor for the audit of the Company’s annual accounts	0.4	0.4	0.4
Audit of the Company’s subsidiaries pursuant to legislation	0.2	0.2	0.2
Total audit fees	0.6	0.6	0.6

Non-audit fees
Audit-related services	0.0	0.1	0.2
Tax services	0.1	—	—
Total non-audit fees	0.1	0.1	0.2

Total	0.7	0.7	0.8